Compensation Options (Details 1)	12 Months Ended
Jan. 31, 2024 $ / shares shares
Statement [Line Items]
Number of Compensation Options	2,015,625
Compensation Options Exercisable[Member]
Statement [Line Items]
Common shares	2,015,625
Share Purchase warrants	1,967,750
Compensation Options One[Member]
Statement [Line Items]
Exercise price | $ / shares	$ 0.40
Expiry date	May 28, 2024
Number of Compensation Options	1,967,750
Compensation Options Two[Member]
Statement [Line Items]
Exercise price | $ / shares	$ 0.50
Expiry date	May 28, 2024
Number of Compensation Options	47,875
Compensation Options One Exercisable Into[Member]
Statement [Line Items]
Common shares	1,967,750
Share Purchase warrants	1,967,750
Exercise price | $ / shares	$ 0.50
Expiry date	May 28, 2024
Compensation Options Two Exercisable Into[Member]
Statement [Line Items]
Common shares	47,875
Exercise price | $ / shares	$ 0